Capital - Details of NCIB Share Repurchases (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of share repurchases [abstract]
Share repurchases		$ 6,500	$ 1,174	$ 1,000
Shares repurchased	47,658,293		26,800,000	22,800,000
Share repurchases - average price per share in U.S. dollars			$ 43.87	$ 43.93